Intangible assets and Goodwill - Allocation of goodwill and indefinite-lived trademarks (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 426,659	$ 395,804
DoubleDown Interactive Co., Ltd.
Disclosure of detailed information about intangible assets [line items]
Goodwill	379,072	379,072
Indefinite-lived trademarks	35,000	35,000
SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Goodwill	10,676	16,732
WHOW Games
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 36,911	$ 0